UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of March 31, 2006 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.5%
ASSET BACKED SECURITIES 3.4%
Baa2	$392	(i)	American Express Credit Account Master Trust, Ser. 2004-C, Class C 5.2487%, 2/15/12	$392,744
Baa2	175		Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 6.7681%, 10/25/31	175,220
AA+(g)	340		Amortizing Redsidential Collateral Trust, Ser. 2002-BC7, Class M2, 5.7181%, 10/25/32	340,645
Baa2	740		Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	728,419
A2	559		CDC Mortgage Capital Trust, Ser. 2002-He3, Class M2, 7.0681%, 3/25/33	562,271
A1	600		Centex Home Equity, Ser. 2005-A, Class M4, 5.6181%, 1/25/35	604,257
Baa2	720		Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class 4, 5.00%, 6/10/15	688,144
Aa3	650		Countrywide Asset-Backed Certs., Ser. 2004-12, Class MV3, 5.4781%, 3/25/35	655,141
A2	201		CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2, 6.5681%, 8/25/32	200,803
Aa2	520		Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	514,750
Aa2	640		First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, Class M2, 5.2581%, 5/25/36	644,275
Aaa	360		Home Equity Asset Trust, Ser. 2005-7, Class 2A4, 5.1981%, 1/25/36	360,666
Aaa	800	(a)	Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1 Class A4 5.1181%, 3/25/36	800,000
NR	1,400	(i)	MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C, 7.85%, 2/15/12	1,509,395
Aa2	640		Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1, 5.6181%, 5/25/33	643,698
Aa3	550		Residential Asset Mortgage. Products, Inc., Ser. 2004-RS12, Class MII2, 5.6181%, 12/25/34	555,954
Aa2	500		Saxon Asset Sercurities Trust, Ser. 2002-3, Class M1, 5.5681%, 12/25/32	501,818
AAA(g)	390		Structured Asset Securities Corp., Ser. 2005-RMS1, Class A3, 5.1181%, 2/25/35	391,253

			Total asset backed securities	10,269,453

COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
Aaa	857	Countrywide Alternative Loan Trust, Pass-Thru Certs., Ser. 2004-18CB, Class 3A-1, 5.25%, 9/25/19	827,875
Aaa	674	Master Alternative Loan Trust, Ser. 2004-4, Class 4A-1, 5.00%, 4/25/19	651,957
Aaa	1,439	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34	1,411,429
Aaa	490	Washington Mutual, Inc., Ser. 2002-AR15, Class A-5, 4.38%, 12/25/32	481,264

		Total collateralized mortgage obligations	3,372,525

COMMERCIAL MORTGAGE BACKED SECURITIES 8.1%
AAA(g)	1,450	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 4.86%, 11/10/42	1,421,965
Aaa	770	Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A-4, 5.182%, 9/10/47	751,117
Aaa	600	Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB, 4.823%, 2/13/42	574,822
Aaa	800	Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, 5.1401%, 10/12/42	786,234
Aaa	3,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4, 4.111%, 7/5/35	3,034,445
AAA(g)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB 5.587%, 4/10/38	714,767
Aaa	1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2, 5.255%, 7/12/37	1,473,842
Aaa	1,740	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-ML1A, Class A-2, 4.767%, 3/12/39	1,667,124
Aaa	780	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-CB13, Class A-4, 5.2945%, 1/12/43	766,367
Aaa	870	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2005-LDP4, Class A-4, 4.918%, 10/15/42	827,841
Aaa	1,800	J.P. Morgan Chase Commerical Mortgage Securities, Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,718,745
Aaa	1,295	LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A-3, 4.83%, 11/15/27	1,256,995
Aaa	1,100	LB-UBS Commercial Mortgage Trust, Ser. 2004-C8, Class A-6, 4.799%, 12/15/29	1,045,149
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A-3, 4.615%, 8/12/39	1,430,751
Aaa	394	Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A-3, 7.36%, 2/23/34	402,909
AAA(g)	1,823	PNC Mortgage Acceptance Corp., Ser. 1999-CM1, Class A1B, 7.33%, 12/10/32	1,923,404
AAA(g)	3,930	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2, 4.867%, 2/15/35	3,788,316
AAA(g)	1,245	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A-3, 4.608%, 12/15/35	1,197,371

		Total commercial mortgage backed securities	24,782,164

CORPORATE BONDS 36.7%
Aerospace/Defense 0.5%
Baa2		1,500	(i)	BAE Systems Holdings, Inc., Notes, 5.20%, 8/15/15	1,423,116
Baa3		48		Raytheon Co., Notes, 4.50%, 11/15/07	47,356

					1,470,472

Airlines 0.2%
Baa3		7		Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21	7,457
Baa1		650		Southwest Airlines Co., Notes, 5.25%, 10/1/14	622,289

					629,746

Automobiles
Baa1		70		Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	67,885

Automotive 2.1%
A3		165		Auburn Hills Trust, Debs., 12.375%, 5/1/20	239,742
Baa3		215	(i)	Equus Cayman Finance Ltd., (Cayman Islands), Notes, 5.50%, 9/12/08	213,420
Ba2		800	(a)	Ford Motor Credit Co., Notes, 6.625%, 6/16/08	757,191
Ba2		875		7.00%, 10/1/13	782,605
Ba1		1,980	(b)	General Motors Acceptance Corp., Notes, 6.125%, 9/15/06	1,970,865
Ba1		1,210	(b)	6.75%, 12/1/14	1,089,248
Ba1	EUR	795		General Motors Acceptance Corp., Unsub. Notes, Ser. E MTN 6.125%, 3/15/07	956,802
Baa3		$500	(i)	Hyundai Motor Manufacturing Alabama LLC, Gtd. Notes, 5.30%, 12/19/08	493,458

					6,503,331

Banking 3.1%
Baa1		2,750		Bank United Corp., Sub. Notes, 8.875%, 5/1/07	2,827,700
Baa2		650	(i)	Chuo Mitsui Trust & Banking Co. Ltd, (Japan), Sub. Notes, 5.506%, 12/31/49	616,901
Baa3		600	(i)	ICICI Bank, Ltd. (Singapore), Notes, 5.75%, 11/16/10	591,950
Baa2		1,060	(b)(i)	Kazkommerts International BV (Netherlands), Gtd. Notes, 7.875%, 4/7/14	1,090,210
A2		490	(i)	Mizuho Financial Group Ltd. (Cayman Islands), Gtd. Notes, 5.79%, 4/15/14	491,236
Baa1		700	(i)	Resona Preferred Global Securities Ltd. (Cayman Islands) 5.85%, 9/29/49	679,230
Baa3		900	(b)(i)	7.191%, 12/30/49	939,065
Ba2		680	(b)(i)	Russian Standard Finance SA for Russian Standard Bank, 7.50%, 10/7/10	665,550
A2		1,600	(i)	Sumitomo Mitsui Banking Corp. (Japan), Notes, 5.625%, 7/15/49	1,552,126

					9,453,968

Brokerage 0.3%
Aa3	725		Goldman Sachs Group, Inc., Sr. Notes 5.35%, 1/15/16	700,249
Baa1	110		Jefferies Group, Inc., Sr. Unsec., 6.25%, 1/15/36	103,237

				803,486

Building Materials & Construction 0.7%
Baa3	855		American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	902,462
Baa3	900		RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	858,414
Baa3	495		Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	490,015

				2,250,891

Cable 0.8%
Baa2	725	(b)	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 6.45%, 3/15/37	697,596
Baa2	500		9.455%, 11/15/22	630,749
B2	1,000		CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	1,020,000

				2,348,345

Capital Goods 1.3%
Ba1	980		Briggs & Stratton Corp., 8.875%, 3/15/11	1,082,900
Baa2	625		Fedex Corp., Gtd. Notes, 7.25%, 2/15/11	667,477
B1	800	(i)	Hertz Corp., Sr. Notes, 8.875%, 1/1/14	830,000
A3	1,500		Rockwell Automation, Inc., Debs., 5.20%, 1/15/98	1,260,841
Baa3	205		Tyco International Group SA (Luxembourg), Gtd. Notes, 6.75%, 2/15/11	213,216

				4,054,434

Chemicals 2.4%
A3	300		Dow Chemical Co. (The), Debs., 9.00%, 4/1/21	389,193
B2	600		Huntsman International LLC, Gtd. Notes, 9.875%, 3/1/09	627,000
Ba3	550		11.625%, 10/15/10	622,875
Baa3	540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	520,633
B1	550	(b)	IMC Global, Inc., Debs., 6.875%, 7/15/07	554,125
Ba3	11		IMC Global, Inc., Gtd. Notes, Ser. B, 10.875%, 6/1/08	12,018

Ba3		195		IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	223,275
B2	EUR	400	(i)	Ineos Group Holdings PLC 7.875%, 2/15/16	467,777
Baa3		$450		Lubrizol Corp., Debs., 6.50%, 10/1/34	444,249
Baa3		200		Lubrizol Corp., Notes, 5.875%, 12/1/08	201,469
Baa3		1,100		Lubrizol Corp., Sr. Notes, 4.625%, 10/1/09	1,065,750
B1		443		Lyondell Chemical Co., Gtd. Notes, 9.50%, 12/15/08	460,720
Baa1		1,025		Monsanto Co., Sr. Notes, 5.50%, 8/15/25	946,843
Ba2		850		Union Carbide Corp., Debs., 7.50%, 6/1/25	909,099

					7,445,026

Electric 4.1%
Baa2		750		CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	750,311
B1		640		CMS Energy Corp., Sr. Notes, 8.90%, 7/15/08	680,000
Baa3		250		Consumers Energy Co., First Mortgage Bonds, Ser. B, 5.375%, 4/15/13	243,905
Baa3		800		Duke Capital LLC, Sr. Notes, 4.331%, 11/16/06	795,482
B1		360		Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	369,000
B1		270		10.00%, 8/15/08	288,900
Baa3		750		El Paso Electric Co., Sr. Unsec., 6.00%, 5/15/35	705,670
Ba1		185		Empresa Nacional de Electricidad S.A. (Chile), Notes, 8.35%, 8/1/13	204,754
Baa2		515		Energy East Corp., Notes, 6.75%, 6/15/12 - 9/15/33	541,743
Ba1		1,000		Enersis S.A., (Chile), Notes, 7.375%, 1/15/14	1,046,290
Baa2		125		Exelon Corp., Notes, 4.90%, 6/15/15	116,115
Baa3		450		FirstEnergy Corp., Notes, Ser. A, 5.50%, 11/15/06	450,115
Baa3		905	(b)	FirstEnergy Corp., Notes, Ser. B, 6.45%, 11/15/11	936,435
Baa3		250	(b)	FirstEnergy Corp., Notes, Ser. C, 7.375%, 11/15/31	277,693
A2		400	(e)(i)	Korea East-West Power Co. Ltd., Sr. Unsub. Notes, 4.875%, 4/21/11	385,595
B3		591		Midland Funding II, Bonds, Ser. B, 13.25%, 7/23/06	601,332
Baa3		1,000		NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	926,993
A2		400		Northern State Power Co., First Mtge. Bonds, Ser. B, 8.00%, 8/28/12	454,433
Baa3		1,500		PSEG Funding Trust II, Notes, 5.381%, 11/16/07	1,494,990

Ba2	235	(a)	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	247,338
Ba1	400		TXU Corp., Notes, 4.446%, 11/16/06	397,154
Baa1	775		Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	741,499

				12,655,747

Energy - Other 1.4%
Baa1	775	(e)(i)	GS Caltex Corp., Bonds, 7.75%, 7/25/11	843,591
Baa1	135		Halliburton Co., Notes, 5.50%, 10/15/10	135,319
Ba3	1,500		Kerr-McGee Corp., Sec’d Notes, 5.875%, 9/15/06	1,501,891
A3	900		Occidental Petroleum Corp., Notes, MTN 4.25%, 3/15/10	865,414
Baa1	1,000		Talisman Energy, Inc. (Canada), Notes, 5.125%, 5/15/15	958,004

				4,304,219

Foods 1.1%
Baa1	1,000	(i)	HJ Heinz Co., Notes, 6.428%, 12/1/08	1,017,669
A3	425		Kraft Foods, Inc., Notes, 6.25%, 6/1/12	437,804
A3	120		Kraft Foods, Inc., Sr. Unsec. Notes, 5.625%, 11/1/11	120,160
Baa2	500		Kroger Co. (The), Gtd. Notes, 6.75%, 4/15/12	520,503
Baa3	375		Tyson Foods, Inc., Sr. Notes, 7.25%, 10/1/06	378,243
Baa3	425		Tyson Foods, Inc., Sr. Unsec., 6.60%, 4/1/16	419,777
Baa3	420		Tricon Global Restaurants, Inc., Sr. Notes, 8.875%, 4/15/11	473,080

				3,367,236

Gaming 0.6%
Baa3	580		Harrah’s Operating Co., Inc., Gtd. Notes, 5.75%, 10/1/17	549,202
Baa3	500		7.125%, 6/1/07	508,470
Ba3	4		Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	4,340
Ba2	750	(i)	MGM Mirage, Inc., Sr. Notes, 6.875%, 4/1/16	743,438

				1,805,450

Health Care Insurance 0.3%
Baa1	500		WellPoint, Inc. 5.00%, 12/15/14	476,882
Baa1	400		5.85%, 1/15/36	377,931

				854,813

Health Care & Pharmaceutical 2.5%
Baa3	755		Cardinal Health, Inc., Unsub., 5.85%, 12/15/17	745,502
Ba1	1,100		Coventry Health Care, Inc., Sr. Notes 6.125%, 1/15/15	1,094,205
Ba2	3,000		HCA, Inc., Notes 7.125%, 6/1/06	3,007,332
Ba2	575		7.69%, 6/15/25	568,544
Ba2	300		8.36%, 4/15/24	314,555
Aa3	65		Merck & Co., Inc., Debs., 5.95%, 12/1/28	63,183
Ba3	550		Omnicare, Inc., Notes, 6.875%, 12/15/15	548,625
Baa1	1,210		Wyeth, Unsub., 6.45%, 2/1/24	1,251,496

				7,593,442

Insurance 0.7%
A1	245		Allstate Corp. (The), Sr. Notes, 5.55%, 5/9/35	226,953
A1	920		5.95%, 4/1/36	896,127
Aa2	575		American International Group, Inc., Notes, 4.25%, 5/15/13	531,701
Aa2	40	(i)	5.05%, 10/1/15	38,141
A3	500		Everest Reinsurance Holdings, Inc., Notes, 5.40%, 10/15/14	480,929
Baa2	50		Marsh & McLennan Cos., Inc., Sr. Unsec. Notes, 5.75%, 9/15/15	48,896
A3	25		XL Capital Ltd. (Cayman Islands), Sr. Notes, 5.25%, 9/15/14	23,660

				2,246,407

Lodging 0.3%
A3	225		Carnival PLC (United Kingdom), Notes, 7.30%, 6/1/07	229,390
Ba1	780		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.375%, 5/1/07	793,650

				1,023,040

Media & Entertainment 0.5%
Baa3	120		CBS Corp., Gtd. Notes, 7.875%, 7/30/30	130,679
Baa3	1,055		Clear Channel Communications, Inc., 8.00%, 11/1/08	1,107,473
Baa2	260		Historic TW, Inc., 9.15%, 2/1/23	312,618

				1,550,770

Metals 0.7%
Baa1	500	(b)	Alcan, Inc. (Canada), 5.75%, 6/1/35	465,340

Ba3		370	(b)(i)	Asia Aluminum Holdings Ltd. (Bermuda), Sec. Notes, 8.00%, 12/23/11	349,650
Baa3		525		Noranda, Inc., Notes, 6.20%, 6/15/35	478,902
Ba3		740		Oregon Steel Mills, Inc., Gtd. Notes, 10.00%, 7/15/09	784,399

					2,078,291

Non Captive Finance 1.6%
Baa3		970	(i)	Alfa Diversified Payment Rights Finance Co. SA 3/15/11	970,485
Aaa		1,100		Berkshire Hathaway Finance Corp., Gtd. Notes, 4.75%, 5/15/12	1,061,339
Aaa	AUD	1,090		GE Capital Australia Funding Pty. Ltd., MTN 6.00%, 4/15/15	774,936
Aa3		$660		HSBC Finance Corp., Notes, 5.00%, 6/30/15	622,935
Aa3		155		6.75%, 5/15/11	163,180
Baa3		1,000		Residential Capital Corp., Sr. Unsec., 6.375%, 6/30/10	1,007,420
Baa3		225		6.875%, 6/30/15	234,566

					4,834,861

Non-Corporate 1.1%
BB+(g)		420		Gazprom OAO (Russia), Sec.’d. Notes, 10.50%, 10/21/09	479,304
B1		515		National Power Corp. (Philippines) 9.625%, 5/15/28	571,589
Baa1		600		Pemex Project Funding Master Trust, Gtd. Notes, 8.00%, 11/15/11	651,300
A1		1,530	(i)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	1,636,777

					3,338,970

Paper 0.7%
B2		13		Jefferson Smurfit Corp., Gtd. Notes, 8.25%, 10/1/12	13,738
Baa3		2,000	(i)	Sappi Papier Holding AG, Gtd. Notes, 6.75%, 6/15/12	1,902,572
Baa2		115		Weyerhaeuser Co., Debs., 7.375%, 3/15/32	122,799

					2,039,109

Pipelines & Other 0.9%
Baa3		500		Atmos Energy Corp., Notes, 4.00%, 10/15/09	474,319
Baa3		900		Enterprise Products Operating LP, Sr. Notes 4.00%, 10/15/07	880,472
Baa2		1,500		Oneok, Inc., Sr. Unsec. Notes, 5.51%, 2/16/08	1,497,696

					2,852,487

REITS 0.4%
Baa3	500		Equity One, Inc., Gtd., Notes, 3.875%, 4/15/09	473,957
Baa3	665		Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	638,662

				1,112,619

Retailers 1.8%
Baa3	2,400		Gap, Inc. (The), Notes, 6.90%, 9/15/07	2,437,178
Aa3	2,000		Home Depot, Inc., Sr. Notes, 5.20%, 3/1/11	1,987,240
Baa1	215		May Department Stores Co. (The), Notes, 6.65%, 7/15/24	218,162
Baa1	285	(b)	6.70%, 7/15/34	289,695
Aa2	600		Wal-Mart Stores, Inc., Bonds, 5.25%, 9/1/35	544,273

				5,476,548

Technology 2.4%
Ba1	650		Certegy, Inc., Notes, 4.75%, 9/15/08	615,024
Baa1	375		Equifax, Inc., Notes, 4.95%, 11/1/07	372,026
A2	525		First Data Corp., Sr. Notes, 4.95%, 6/15/15	491,010
A1	750		International Business Machines Corp., Debs., 8.375%, 11/1/19	932,090
Baa3	400		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	400,482
Baa2	725		Motorola, Inc., Notes, 4.608%, 11/16/07	716,876
Baa2	38		7.625%, 11/15/10	41,446
Ba2	275		Seagate Technology, HDD Holdings, Gtd. Notes (Cayman Islands) 8.00%, 5/15/09	285,656
Ba1	1,525		Sun Microsystems, Inc., Sr. Notes, 7.50%, 8/15/06	1,536,672
Ba2	1,850		Xerox Corp., Sr. Unsec., 6.40%, 3/15/16	1,836,125

				7,227,407

Telecommunications 3.4%
A2	375	(i)	ALLTEL Ohio LP, Gtd. Notes, 8.00%, 8/15/10	408,062
A2	600	(a)	AT&T Corp., Sr. Notes, 9.75%, 11/15/31	716,438
Baa2	610		AT&T Wireless Services, Inc., Sr. Notes 7.875%, 3/1/11	668,600
A2	690		BellSouth Corp., Notes, 4.20%, 9/15/09	662,055
Baa2	575		Cingular Wireless Services, Inc., Sr. Notes, 8.75%, 3/1/31	728,265
Ba3	565		Citizens Communications Co., Sr. Notes, 7.625%, 8/15/08	584,775

Baa2		1,510		Sprint Capital Corp., Gtd. Notes, 4.78%, 8/17/06	1,506,887
Baa2		900		6.90%, 5/1/19	961,482
Baa2		310		8.75%, 3/15/32	387,580
Baa1		1,150		Telecom de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes, 6.80%, 5/15/09	1,164,750
Baa2		140		Telecom Italia Capital (Luxembourg), 4.95%, 9/30/14	128,828
Baa2		320		5.25%, 10/1/15	297,740
Baa2		1,310		TELUS Corp. (Canada), Notes, 7.50%, 6/1/07	1,339,601
Baa2		500		8.00%, 6/1/11	551,489
A3		200		Verizon Communications, Inc., Notes, 5.55%, 2/15/16	193,040
A3		30		Verizon Global Funding Corp., Bonds, 5.85%, 9/15/35	26,908

					10,326,500

Tobacco 0.8%
Baa2		325		Altria Group, Inc. 7.65%, 7/1/08	339,595
Baa2		220		7.75%, 1/15/27	251,737
BB+(g)		1,800		RJ Reynolds Tobacco Holdings, Inc., Notes 6.50%, 7/15/10	1,813,500

					2,404,832

				Total corporate bonds	112,120,332

FOREIGN GOVERNMENT OBLIGATIONS 8.2%
Ba3		1,500	(b)(e)	Brazilian Government International Bond 9.25%, 10/22/10	1,693,500
Ba3		165	(e)	11.25%, 7/26/07	176,385
Ba3	BRL	1,250		12.50%, 1/5/16	583,410
Aaa	CAD	910		Canadian Treasury Bills, Zero Coupon, 2/22/07	751,813
Baa3		$62	(e)	Croatian Government Bond, 5.625%, 7/31/06	62,020
Aaa	EUR	1,055		Deutsche Bundesrepublik, 4.00%, 1/4/37	1,278,322
B3		$720	(e)	Federal Republic of Argentina, 3.00%, 4/30/13	619,848
B3		875	(e)	4.005%, 8/3/12	812,319
Ba3		415	(e)	Federal Republic of Peru, 8.375%, 5/3/16	450,275
A1	HUF	537,810		Hungary Government Bond, 8.00%, 2/12/15	2,606,796
Baa1	MXN	19,400		Mexican Fixed Rate Bonds 9.00%, 12/22/11	1,831,472
Ba1		$504	(e)	Panama Government International Bond, 5.5625%, 7/17/14	501,164
Ba1		310	(e)	9.375%, 7/23/12	359,600
Ba3		213	(e)	Peru Government International Bond, 5.00%, 3/7/17	201,130

Ba3		431	(e)	Peru Government International Bond, 5.00%, 3/7/17	409,023
B1		480	(b)(e)	Philippine Government International Bond, 9.875%, 1/15/19	577,800
A2	PLZ	8,770		Poland Government Bond, Ser. 1015, 6.25%, 10/24/15	2,963,500
A1	NZD	2,465		Quebec Province 6.75%, 11/9/15	1,543,556
Baa2		$564	(e)(i)	Russian Government International Bond, 8.25%, 3/31/10	671,513
A2		3,550	(e)	South Africa Government Bond, 13.00%, 8/31/10	697,045
Aaa	SEK	14,780		Sweden Government Bond, Series 1041 6.75%, 5/5/14	2,309,654
Aaa	GBP	190		United Kingdom Gilt 5.00%, 3/7/25	362,431
Baa1		$1,815	(e)	United Mexican States 8.375%, 1/14/11	2,011,020
Baa1	MXN	14,400		10.00%, 12/5/24	1,479,997
B3		$160	(e)	Uruguay Government International Bond, 7.25%, 2/15/11	166,400

				Total foreign government obligations	25,119,993

MORTGAGE BACKED SECURITIES 34.9%
		1,411		Federal Home Loan Mortgage Corp. 4.50%, 11/1/18 - 6/1/19	1,348,920
		4,200		5.00%, 1/1/19 - 5/1/34	4,056,946
		1,385		5.28%, 12/1/35	1,367,562
		3,015		5.50%, 10/1/33 - 7/1/34	2,954,019
		2,021		6.00%, 11/1/33	2,023,216
		999		6.50%, 7/1/32 - 11/1/33	1,019,947
		506		7.00%, 9/1/32	521,339
		2,000		Federal Home Loan Mortgage Corp. 5.00%, 4/15/34, TBA	1,902,500
		1,175		Federal National Mortgage Association 4.00%, 5/1/19	1,100,258
		9,342		4.50%, 6/1/18 - 8/1/33	8,870,691
		12,172	(f)	5.00%, 1/1/19 - 7/1/33	11,652,013
		17,880	(f)	5.50%, 4/1/17 - 2/1/34	17,501,827
		11,781	(f)	6.00%, 9/1/17 - 2/1/35	11,805,980
		4,728		6.50%, 12/1/17 - 11/1/33	4,839,615
		409		7.00%, 3/1/32 - 5/1/32	421,087
		9,500		Federal National Mortgage Association 5.00%, 4/12/06, TBA	9,042,815
		9,500		5.00%, 4/18/06, TBA	9,259,536
		9,000		5.50%, 4/12/06, TBA	8,783,442
		4,766		Government National Mortgage Association 5.50%, 6/20/35	4,706,069
		793		6.00%, 3/15/33	803,039
		2,491		6.50%, 9/15/32 - 11/15/33	2,583,203

				Total mortgage backed securities	106,564,024

STRUCTURED NOTES 1.3%
B3	1,750	(b)(i)	Dow Jones CDX High Yield, Ser. 5-T3, 8.25%, 12/29/10	1,763,125
Aaa	1,100	(h)(i)	Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes, 5.2394%, 7/3/33	1,111,000
B1	982	(b)(i)	TRAINS, Sec’d Notes, 7.651%, 6/15/15	992,751

			Total structured notes	3,866,876

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
	335		Tennessee Valley Authority, Ser. B, 5.88%, 4/1/36	358,750

U.S. GOVERNMENT TREASURY SECURITIES 3.7%
	370		United States Treasury Bonds, 2.00%, 1/15/26	350,061
	1,495	(b)	5.375%, 2/15/31	1,573,721
	1,035		6.00%, 2/15/26	1,154,833
	755		6.125%, 8/15/29	865,595
	2,355	(a)	4.50%, 2/15/36	2,209,652
	4,340	(b)	United States Treasury Notes, 4.50%, 2/28/11	4,276,767
	2,230		United States Treasury Principal Strip, 11/15/27	753,963

				11,184,592

			Total long-term investments (cost $303,177,104)	297,638,709

SHORT-TERM INVESTMENTS 14.8%

Shares
AFFILIATED MUTUAL FUNDS 14.8%
	1,814,166		Dryden Core Investment Fund – Dryden Short Term Bond Core Bond Series (cost $18,141,658)(d)	18,141,658
	27,040,070	(c)	Dryden Core Investment Fund - Taxable Money Market Series (cost $27,040,070; includes $11,299,911 of cash collateral received for securities on loan) (d)	27,040,070

			Total short-term investments (cost $45,181,728)	45,181,728

OUTSTANDING OPTION PURCHASED*

Contracts
Call Option
33	U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.25 (cost $38,346)	1,650
	Total Investments, Before Outstanding Option Written 112.3% (cost $348,397,178) (j)	342,822,087

OUTSTANDING OPTION WRITTEN*
Call Option
33	U.S. Treasury Notes Futures, expiring 9/18/06 @ $95.75 (premium received $17,417)	(413)

	Total Investments, Net of Outstanding Option Written 112.3% (cost $348,379,761)	342,821,674
	Other liabilities in excess of other assets (k) (12.3%)	(37,669,761)

	Net Assets 100.0%	$305,151,913

The following abbreviations are used in portfolio descriptions:

AUD-Australian Dollar

BRL-Brazilian Real

CAD-Canadian Dollar

EUR-Euro

GBP-British Pound

HUF-Hungarian Forint

MTN-Medium Term Note

MXN-Mexican Peso

NZD-New Zealand Dollar

PLZ-Polish Zloty

SEK-Swedish Krona

REITS-Real Estate Investment Trust Securities

TBA-To Be Announced Security

*	Non-income producing security.
(a)	All or portion of security segregated as collateral for financial futures contracts, swaps and foreign currency contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $11,058,188; cash collateral of $11,299,911 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Funds, also serves as manager of the Dryden Core Investment Fund – Dryden Short Term Bond Core Bond Series and Dryden Core Investment Fund-Taxable Money Market Series.
(e)	US$ denominated foreign bonds.
(f)	All or a portion of security segregated as collateral for TBA securities.
(g)	Standard & Poor’s rating.
(h)	Indicates securities that have been deemed illiquid.
(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$348,880,392	$1,503,161	$(7,561,466)	$(6,058,305)

(k)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
57	Eurodollar 90 Day	Sept. 06	$13,515,053	$13,499,738	$(15,315)
29	Fed Fund 30 Day	May 06	11,494,654	11,489,752	(4,902)
112	Fed Fund 30 Day	July 06	44,358,429	44,301,877	(56,552)
189	U.S. 5 Year Note (CBT)	June 06	19,792,078	19,738,688	(53,390)
71	U.S. Long Bond (CBT)	June 06	7,814,553	7,750,094	(64,459)
18	EURO Yen	March 07	3,791,769	3,787,150	(4,619)

					$(199,237)

Short Positions:
235	U.S. 2 Year Note (CBT)	June 06	$47,981,811	$47,906,953	$74,858
146	U.S. 10 Year Note (CBT)	June 06	15,708,174	15,533,031	175,143

					$250,001

					$50,764

Interest rate swap agreements outstanding at March 31, 2006:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services	12/15/2025	$1,000	5.25%	3 month LIBOR	$19,408

(1)	The Fund pays a floating rate and receives a fixed rate.

Credit default swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services (a)	12/20/2014	$1,500	1.17%	Nextel Communications, Inc., 7.375%, 8/1/15	$64,956
Morgan Stanley Capital Services (a)	6/20/2009	1,000	0.82%	Tyco International Group SA, 6.00%, 11/15/13	12,707
Morgan Stanley Capital Services (a)	9/20/2015	1,000	0.57%	Dow Chemical Co., 6.00%, 10/1/12	7,458
Morgan Stanley Capital Services (b)	12/20/2009	800	0.60%	RPM International, Inc., 6.25%, 12/15/13	(1,292)
Morgan Stanley Capital Services (b)	12/20/2009	100	0.75%	RPM International, Inc., 6.25%, 12/15/13	(527)

					$83,302

(a)	The Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Forward Foreign currency exchange contracts outstanding at March 31, 2006:

Foreign Currency Contract	Value at Statement Date	Value at March 31, 2006	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar
expiring 04/18/06	$824,666	$797,543	$27,123
Canadian Dollar
expiring 04/12/06	387,900	386,929	971
expiring 04/12/06	377,061	375,277	1,784
EURO
expiring 04/24/06	2,765,580	2,769,822	(4,242)
Hungarian Forint
expiring 04/21/06	2,201,791	2,214,086	(12,295)
expiring 04/21/06	382,100	391,277	(9,177)
Mexican Nuevo Peso
expiring 04/12/06	1,480,713	1,460,686	20,027
expiring 04/12/06	381,100	383,996	(2,896)
expiring 04/12/06	381,100	387,475	(6,375)
expiring 04/12/06	381,000	380,422	578
New Zealand Dollar
expiring 04/18/06	1,620,702	1,546,124	74,578
expiring 04/18/06	380,900	371,790	9,110
Polish Zloty
expiring 04/21/06	2,283,814	2,279,915	3,899
Pound Sterling
expiring 04/04/06	814,874	811,824	3,050
expiring 04/24/06	1,225,670	1,217,817	7,853
South African Rand
expiring 04/26/06	321,275	328,388	(7,113)
Swedish Krona
expiring 04/21/06	1,454,027	1,443,529	10,498
expiring 04/21/06	1,004,906	1,001,540	3,366

			120,739

Purchased:
Canadian Dollar
expiring 04/12/06	$380,782	$378,980	$(1,802)
expiring 04/12/06	381,500	380,786	(714)
EURO
expiring 04/24/06	764,300	765,605	1,305
New Zealand Dollar
expiring 04/18/06	394,000	376,817	(17,183)
expiring 04/18/06	762,600	761,380	(1,220)
Pound Sterling
expiring 04/24/06	815,033	811,975	(3,058)
Swedish Krona
expiring 04/04/06	1,003,624	1,000,254	(3,370)

			(26,042)

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.